Other investments - Financial assets measured at FVTPL (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Jun. 30, 2021
Disclosure of financial assets [line items]
Financial assets measured at FVTPL	¥ 206,526	¥ 102,968
Financial assets measured at FVTPL
Disclosure of financial assets [line items]
Financial assets measured at FVTPL	206,526	102,968
Financial assets measured at FVTPL | Investment in a trust investment scheme
Disclosure of financial assets [line items]
Financial assets measured at FVTPL	¥ 206,526	¥ 102,968